Premises, Equipment And Leases	12 Months Ended
Dec. 31, 2013
Property Plant And Equipment [Abstract]
Premises, Equipment And Leases [Text Block]

Note 5 – Premises, Equipment and Leases

Premises and equipment on December 31 are summarized below:

(Dollars in thousands)	2013	2012
Land	$75,593	$69,916
Buildings	354,070	337,587
Leasehold improvements	38,303	42,442
Furniture, fixtures, and equipment	202,102	206,033
Premises and equipment, at cost	670,068	655,978
Less accumulated depreciation and amortization	364,824	352,705
Premises and equipment, net	$305,244	$303,273

FHN is obligated under a number of noncancelable operating leases for premises with terms up to 30 years, which may include the payment of taxes, insurance and maintenance costs. Operating leases for equipment are not material.

In 2013 and 2012, FHN had a loss of $0.3 million and a gain of $3.4 million, respectively, related to the sale of bank branches which is included in All other income and commissions on the Consolidated Statements of Income.

Minimum future lease payments for noncancelable operating leases, primarily on premises, on December 31, 2013 are shown below:

(Dollars in thousands)
2014	$15,865
2015	12,777
2016	11,201
2017	10,289
2018	8,688
2019 and after	27,171
Total minimum lease payments	$85,991

Payments required under capital leases are not material.

Aggregate minimum income under sublease agreements for these periods is not material.

Rent expense incurred under all operating lease obligations for the years ended December 31 is as follows:

(Dollars in thousands)	2013	2012	2011
Rent expense, gross	$19,445	$23,109	$25,494
Sublease income	(1,974)	(3,365)	(3,883)
Rent expense, net	$17,471	$19,744	$21,611